Commitments For Expenditure - Summary of Non Cancellable Operating Lease Commitments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	$ 18,568	$ 24,476
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	5,064	5,064
Later than one year but not greater than five
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating lease commitments	$ 13,504	$ 19,412